Identification and business activity - Additional information (Details) oz in Thousands, lb in Millions			12 Months Ended
		Jan. 21, 2021 USD ($)	Dec. 31, 2020 USD ($) T lb oz	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($) oz
Identification and business activity
Assets			$ 3,979,617,000	$ 4,107,274,000	$ 4,217,221,000
Decrease in sales			191,300,000
Unabsorbed cost due to production stoppage			$ 27,758,000	$ 0	$ 0
Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Volume of gold produced | oz			340,000	527,000	515,000
Description Of Location of Entity Operation			In order to perform its activities, the Company is required to obtain mining concessions or provisional permits for exploration and processing concessions for the treatment of mining ores from the Peruvian Ministry of Energy and Mines (MEM). Under Peru's current legal and regulatory regime, these mining and processing rights are maintained by meeting a minimum annual level of production or investment and by the annual payment of a concession fee. A fine is payable for the years in which minimum production or investment requirements are not met. The Company holds mining concessions which exploration and processing rights do not expires as long as the Company comply with the legal requirements. To date the Company has complied with all the applicable legal requirements related to its concession rights.The Company's operations are located approximately 375 miles (604 kilometers) north of Lima and 30 miles (48 kilometers) north of the city of Cajamarca and are primarily accessible by paved roads. The Yanacocha property began production in 1993 and consists of the following open pit mines: (i) the La Quinua Complex, (ii) the Yanacocha Complex, (iii) the Carachugo Complex and Maqui Maqui. In addition, The Company has (i) four leach pads (La Quinua, Yanacocha, Carachugo and Maqui Maqui), (ii) three gold processing plants (Pampa Larga, Yanacocha Norte and La Quinua), one limestone processing facility (China Linda) and (iv) one mill (Yanacocha Gold Mill).
Assets			$ 2,313,438,000	$ 2,312,072,000
Minera Yanacocha SRL and subsidiary [Member] | Conga Project [Member]
Identification and business activity
Assets			$ 449,800,000	$ 458,200,000
Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Processing Capacity | T			548,500
Concentrator Facility Capacity | T			409,500
Pre Expansion Capacity Approved | T			361,500
Capacity of Crushed Leach Facility | T			39,000
Run Of Mine Capacity | T			100,000
Sociedad Minera Cerro Verde Saa [Member] | Quecher Main project [Member]
Identification and business activity
Average production capacity | lb			200
Newmont Second Capital Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			51.35%
S.M.R.L. Chaupiloma Dos de Cajamarca [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Royalty rate on net sales			3.00%
Newmont Mining Corporation [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%
Cyprus Climax Metals [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			53.56%
SMM Cerro Verde Netherlands B.V [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests			21.00%
Compania de Minas Buenaventura S.A.A. [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests			19.58%
other stakeholders [Member] | Sociedad Minera Cerro Verde Saa [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests			5.86%
Mallay | Discontinued operations
Identification and business activity
Sale price, gross			$ 10,000,000
Sale price plus VAT			8,500,000
Related cost on sale of investments			3,600,000
Income from the reversal of provision for mining unit closure			5,100,000
Proceeds collected			2,000,000
Mallay | Discontinued operations | Less than 1 year
Identification and business activity
Remaining balance of proceeds receivable			4,000,000
Mallay | Discontinued operations | Between 1 to 2 years
Identification and business activity
Remaining balance of proceeds receivable			$ 4,000,000
El Brocal | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary			61.43%	61.43%
El Brocal | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of voting rights held in subsidiary			58.24%	58.24%
Colquijirca S.A. [Member] | Mining activities [Member]
Identification and business activity
Proportion of voting rights held in subsidiary			99.99%	99.99%
Compaa Minera Condesa S.A | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests			43.65%
Compaa Minera Condesa S.A | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			0.00%	0.00%
Minas Buenaventura S.A.A [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interest in subsidiary			100.00%
Summit Global Management [Member] | Minera Yanacocha SRL and subsidiary [Member]
Identification and business activity
Proportion of ownership interests held by non-controlling interests			5.00%
Compaa de Minas Buenaventura Chile Ltda.
Identification and business activity
Percentage of share capital sold		100.00%
Sale price		$ 30,000
Compaa de Minas Buenaventura Chile Ltda. | Mining activities [Member] | Indirect [Member]
Identification and business activity
Proportion of ownership interest in subsidiary	[1]		10.00%	10.00%

[1]	(***) On January 21, 2021, the Company sold 100% of its shares of Compañía de Minas Buenaventura Chile Ltda., which were presented as financial investments as of December 31, 2020. The sale value was US$30,000 which are fully collected as of the date of this report.